Form 5500 (Details) - SSB 401(k) Profit Sharing Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Form 5500
Plan number	001
Employer Identification Number	75-0440734
Plan Assets and Liabilities:
Total plan assets	$ 6,264,836	$ 7,707,350
Net plan assets	6,264,836	$ 7,707,350
Income, Expenses, and Transfers for this Plan Year:
Employers contributions received or receivable	192,322
Participants contributions received or receivable	264,070
Others (including rollovers) contributions received or receivable	110,245
Other income	947,526
Total income	1,514,163
Benefits paid (including direct rollovers)	2,941,489
Administrative service providers (salaries, fees, and commissions)	15,188
Total expenses	2,956,677
Net income (loss)	(1,442,514)
Specific Assets
Employer securities	2,221,505
Participant loans	65,506
Fidelity bond coverage amount	$ 500,000